Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements [Abstract]
Fair Value Measurements
	As of December 31, 2012				As of December 31, 2013
	Fair Value Measurements at the Reporting Date Using				Fair Value Measurements at the Reporting Date Using
	Quoted prices in	Significant			Quoted prices in	Significant
	active markets	other	Significant		active markets	other	Significant
	for identical	observable	unobservable		for identical	observable	unobservable
	instruments	inputs	inputs	Total	instruments	inputs	inputs	Total
	(level 1)	(level 2)	(level 3)	balance	(level 1)	(level 2)	(level 3)	balance

Cash equivalents-term deposits	$153,805	$-	$-	$153,805	$683,994	$-	$-	$683,994
Trading securities	179	-	-	179	253	-	-	253

Total	$153,984	$-	$-	$153,984	$684,247	$-	$-	$684,247